INVESTMENTS IN ASSOCIATES - PRINCIPAL ASSOCIATES (Parenthetical) (Details) $ in Thousands				12 Months Ended
	Mar. 31, 2021	Mar. 01, 2021 CNY (¥) Subsidiaries	Feb. 28, 2021	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	[1]	Dec. 31, 2018 CNY (¥)
Disclosure of associates [line items]
Increase Of Investment In Associate				¥ 225,338,000	¥ 196,848,000	¥ 174,686,000	$ 35,360		¥ 181,725,000
Equity Dilution Gain Loss In Other Reserved				0	0	0
Other reserves [member]
Disclosure of associates [line items]
Equity Dilution Gain Loss In Other Reserved		¥ 10,346,000		¥ 0	¥ 0	¥ 0
Shenzhen Guangzhou Railway Civil Engineering Company (Shentu) [member]
Disclosure of associates [line items]
Increase Of Investment In Associate		¥ 156,200,000
Proportion Of Ownership Interest InAssociate Held By Group	75.58%		51.00%
Proportion of ownership interest in associate	24.42%		49.00%
Number of subsidiaries | Subsidiaries		4

[1]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021 or on any other date.